Note 9 - Share Capital	9 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of share capital, reserves and other equity interest [text block]
9.	SHARE CAPITAL
Authorized Unlimited number of preference shares with no par value Unlimited number of common shares with no par value